Share based payments - Deferred Shares Units (Details) - DSU	12 Months Ended
	Dec. 31, 2023 item	Dec. 31, 2022 item	Dec. 31, 2021 shares
Share based payments
Balance at the beginning	235,312	176,331	173,361
Granted	418,177	71,474	15,817
Exercised		(12,493)	(12,847)
Expired	37,326
Balance at the ending	616,163	235,312	176,331